UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02383

ALLIANCEBERNSTEIN GLOBAL BOND FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: September 30, 2010

Date of reporting period: June 30, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Global Bond Fund

Portfolio of Investments

June 30, 2010 (unaudited)

		Principal Amount (000)	U.S. $ Value
GOVERNMENTS - TREASURIES - 43.3%
Australia - 2.1%
Australia Government Bond Series 118 6.50%, 5/15/13	AUD	67,138	$59,619,383

Austria - 2.2%
Austria Government Bond 4.00%, 9/15/16(a)	EUR	45,000	60,156,882

Belgium - 1.7%
Belgium Government Bond Series 48 4.00%, 3/28/22		38,000	48,252,217

Brazil - 0.5%
Republic of Brazil
12.50%, 1/05/16(b)	BRL	8,420	5,192,551
12.50%, 1/05/22		12,525	7,854,147

			13,046,698

Canada - 4.5%
Canadian Government Bond
2.00%, 12/01/14	CAD	102,200	94,997,854
4.00%, 6/01/16		3,394	3,438,635
Series A34
11.25%, 6/01/15		19,361	25,730,097

			124,166,586

Colombia - 0.3%
Republic of Colombia 7.75%, 4/14/21(b)	COP	12,537,000	7,116,718

France - 0.7%
France Government Bond OAT
3.25%, 4/25/16	EUR	3,735	4,831,794
3.75%, 4/25/21		11,055	14,221,574

			19,053,368

Germany - 4.7%
Bundesrepublik Deutschland Series 05 3.50%, 1/04/16		97,500	130,509,215

Netherlands - 8.1%
Netherlands Government Bond
4.00%, 7/15/16		102,000	138,836,493
4.50%, 7/15/17		35,637	49,828,923
7.50%, 1/15/23		20,000	35,944,452

			224,609,868

New Zealand - 0.2%
New Zealand Government Bond Series 413 6.50%, 4/15/13	NZD	7,042	5,121,507

		Principal Amount (000)	U.S. $ Value
Sweden - 1.5%
Sweden Government Bond Series 1041 6.75%, 5/05/14	SEK	270,255	$40,886,148

United Kingdom - 5.3%
United Kingdom Gilt
4.00%, 9/07/16	GBP	44,713	72,390,648
4.75%, 12/07/30		6,333	10,280,137
5.00%, 3/07/18		38,648	65,807,922

			148,478,707

United States - 11.5%
U.S. Treasury Bonds
7.25%, 5/15/16	U.S.$	38,000	48,812,178
8.125%, 8/15/19		31,400	44,735,203
9.25%, 2/15/16		24,334	33,719,697
U.S. Treasury Notes
2.50%, 3/31/15(b)		53,612	55,555,435
2.75%, 10/31/13-2/15/19		133,612	136,783,143

			319,605,656

Total Governments - Treasuries (cost $1,228,961,358)			1,200,622,953

CORPORATES - INVESTMENT GRADES - 29.2%
Industrial - 15.9%
Basic - 2.4%
AngloGold Ashanti Holdings PLC 5.375%, 4/15/20		4,000	4,061,044
ArcelorMittal 5.375%, 6/01/13		11,145	11,721,196
Bayer Capital Corp. BV 4.625%, 9/26/14 EUR		4,439	5,912,294
Dow Chemical Co. (The)
7.375%, 11/01/29	U.S.$	1,615	1,787,970
8.55%, 5/15/19		3,000	3,672,339
Eastman Chemical Co. 5.50%, 11/15/19		1,156	1,244,345
Freeport-McMoRan Copper & Gold, Inc. 8.375%, 4/01/17		3,790	4,169,000
International Paper Co. 7.95%, 6/15/18		6,050	7,203,075
PPG Industries, Inc. 6.65%, 3/15/18		6,957	8,255,051
Rio Tinto Finance USA Ltd. 5.875%, 7/15/13		8,708	9,540,938
Vale Overseas Ltd. 6.875%, 11/21/36		9,554	9,960,150

			67,527,402

Capital Goods - 1.0%
Caterpillar Financial Services Corp. 6.20%, 9/30/13		2,597	2,945,876
Holcim US Finance Sarl & Cie SCS 6.00%, 12/30/19(a)		690	736,068
Owens Corning 6.50%, 12/01/16		9,619	10,234,510

		Principal Amount (000)	U.S. $ Value
Republic Services, Inc. 5.25%, 11/15/21(a)	U.S.$	6,898	$7,257,731
Tyco International Finance SA 8.50%, 1/15/19		4,649	6,009,785

			27,183,970

Communications - Media - 1.5%
BSKYB Finance UK PLC
5.625%, 10/15/15(a)		3,905	4,354,056
5.75%, 10/20/17(a)	GBP	3,977	6,461,607
CBS Corp.
5.625%, 8/15/12	U.S.$	1,418	1,502,361
5.75%, 4/15/20		440	472,264
6.625%, 5/15/11		178	185,523
8.875%, 5/15/19		4,009	5,043,795
DirecTV Holdings LLC / DirecTV Financing Co., Inc.
4.75%, 10/01/14		1,560	1,652,152
6.375%, 6/15/15		2,000	2,070,000
Time Warner Cable, Inc.
7.50%, 4/01/14		4,918	5,714,205
8.25%, 2/14/14		6,030	7,127,737
WPP Finance UK 8.00%, 9/15/14		3,545	4,156,367
Yellow Media, Inc. 5.25%, 2/15/16	CAD	4,094	3,776,725

			42,516,792

Communications - Telecommunications - 1.9%
America Movil SAB de CV 5.00%, 3/30/20(a)	U.S.$	5,570	5,754,774
AT&T Corp. 8.00%, 11/15/31		3,822	4,919,728
AT&T, Inc. 5.60%, 5/15/18		5,475	6,090,461
Bell Canada 5.00%, 2/15/17(a)	CAD	5,900	5,760,612
British Telecommunications PLC 9.875%, 12/15/30	U.S.$	5,972	7,288,348
Embarq Corp. 7.082%, 6/01/16		9,721	10,363,160
Qwest Corp. 7.625%, 6/15/15		3,715	3,975,050
Telecom Italia Capital SA
5.25%, 11/15/13		3,389	3,500,485
6.175%, 6/18/14		4,156	4,344,836

			51,997,454

Consumer Cyclical - Automotive - 1.0%
BMW US Capital LLC 5.00%, 5/28/15	EUR	6,000	8,014,021
Harley-Davidson Funding Corp. 5.75%, 12/15/14(a)	U.S.$	4,627	4,773,745
Nissan Motor Acceptance Corp. 4.50%, 1/30/15(a)		4,457	4,598,831

		Principal Amount (000)	U.S. $ Value
Volvo Treasury AB 5.95%, 4/01/15(a)	U.S.$	9,003	$9,410,998

			26,797,595

Consumer Cyclical - Entertainment - 0.8%
Time Warner, Inc. 7.625%, 4/15/31		5,000	6,014,870
Viacom, Inc. 4.375%, 9/15/14		8,886	9,444,636
Walt Disney Co. (The) 5.50%, 3/15/19		4,915	5,664,660

			21,124,166

Consumer Cyclical - Retailers - 0.3%
CVS Caremark Corp. 6.60%, 3/15/19		2,740	3,188,483
Marks & Spencer PLC 5.625%, 3/24/14	GBP	3,458	5,411,515

			8,599,998

Consumer Non-Cyclical - 2.9%
Ahold Finance USA LLC 6.875%, 5/01/29	U.S.$	5,820	6,668,428
Altria Group, Inc. 9.70%, 11/10/18		5,000	6,331,900
Baxter International, Inc. 5.375%, 6/01/18		7,370	8,465,337
Bottling Group LLC 5.125%, 1/15/19		4,000	4,444,348
Bunge Ltd. Finance Corp. 8.50%, 6/15/19		10,000	11,941,740
Delhaize Group SA 5.875%, 2/01/14		1,285	1,434,118
General Mills, Inc. 5.20%, 3/17/15		3,224	3,616,528
GlaxoSmithKline Capital, Inc. 4.375%, 4/15/14		3,965	4,339,792
Kraft Foods, Inc. 6.125%, 8/23/18		10,240	11,668,470
McKesson Corp. 5.25%, 3/01/13		7,605	8,207,901
Pfizer, Inc. 5.35%, 3/15/15		4,255	4,820,796
Reynolds American, Inc. 7.625%, 6/01/16		3,370	3,822,015
Whirlpool Corp. 8.60%, 5/01/14		3,025	3,566,496

			79,327,869

Energy - 1.5%
Anadarko Petroleum Corp. 5.95%, 9/15/16		5,546	4,773,425
Apache Corp. 6.90%, 9/15/18		2,950	3,586,044
BP Capital Markets PLC 4.75%, 3/10/19		991	823,197
Hess Corp. 8.125%, 2/15/19		2,047	2,551,700

		Principal Amount (000)	U.S. $ Value
Marathon Oil Corp. 7.50%, 2/15/19	U.S.$	1,843	$2,209,965
Noble Energy, Inc. 8.25%, 3/01/19		5,000	6,051,275
Valero Energy Corp. 9.375%, 3/15/19		9,985	12,094,701
Weatherford International Ltd.
5.15%, 3/15/13		1,640	1,718,074
6.00%, 3/15/18		6,250	6,430,506
Williams Cos., Inc. (The) 7.875%, 9/01/21		2,155	2,469,828

			42,708,715

Other Industrial - 0.3%
Noble Group Ltd.
6.75%, 1/29/20(a)		6,737	6,534,890
8.50%, 5/30/13(a)		1,767	1,948,117

			8,483,007

Services - 0.4%
Western Union Co. (The) 5.93%, 10/01/16		9,665	10,845,251

Technology - 1.0%
HP Enterprise Services LLC Series B 6.00%, 8/01/13		787	887,380
Motorola, Inc. 6.50%, 9/01/25		12,010	11,958,345
Oracle Corp. 5.75%, 4/15/18		8,987	10,404,016
Xerox Corp.
4.25%, 2/15/15		470	486,589
8.25%, 5/15/14		4,000	4,688,584

			28,424,914

Transportation - Airlines - 0.6%
Southwest Airlines Co.
5.25%, 10/01/14		3,015	3,173,535
5.75%, 12/15/16		4,799	5,072,361
Series 07-1
6.15%, 8/01/22		7,563	7,847,113

			16,093,009

Transportation - Railroads - 0.2%
Canadian Pacific Railway Co. 6.50%, 5/15/18		1,276	1,452,042
CSX Corp. 6.25%, 3/15/18		5,000	5,740,950

			7,192,992

Transportation - Services - 0.1%
Ryder System, Inc. 5.85%, 11/01/16		1,732	1,911,011

			440,734,145

		Principal Amount (000)	U.S. $ Value
Financial Institutions - 10.9%
Banking - 5.7%
American Express Co. 7.25%, 5/20/14	U.S.$	7,495	$8,519,042
Barclays Bank PLC
4.875%, 12/15/14	EUR	3,540	2,857,110
5.45%, 9/12/12	U.S.$	1,180	1,254,007
Series 1
5.00%, 9/22/16		10,097	10,356,977
Bear Stearns Cos. LLC (The) 5.55%, 1/22/17		8,725	9,140,371
Citigroup, Inc. 5.50%, 4/11/13		6,884	7,155,939
Danske Bank A/S 5.684%, 2/15/17	GBP	3,580	4,172,125
Goldman Sachs Group, Inc. (The) 7.50%, 2/15/19	U.S.$	3,490	3,901,049
HSBC Holdings PLC
6.50%, 9/15/37		11,272	11,667,061
Series 2018
9.875%, 4/08/18	GBP	1,550	2,666,334
Itau Unibanco Holding SA 6.20%, 4/15/20(a)	U.S.$	4,000	4,100,000
JPMorgan Chase & Co. 4.625%, 1/31/11	EUR	1,400	1,738,976
JPMorgan Chase Bank NA 4.625%, 5/31/17		950	1,190,039
JPMorgan Chase Capital XXV Series Y 6.80%, 10/01/37	U.S.$	8,340	8,243,039
Manufacturers & Traders Trust Co. 6.625%, 12/04/17		9,586	10,624,327
Merrill Lynch & Co., Inc.
5.70%, 5/02/17		8,855	8,881,760
6.05%, 5/16/16		2,235	2,309,519
Morgan Stanley
1.029%, 3/01/13(c)	EUR	2,150	2,468,201
10.09%, 5/03/17(a)	BRL	13,035	6,752,202
National Australia Bank Ltd. Series G 5.50%, 5/20/15	EUR	5,750	7,853,483
National City Bank/Cleveland OH 5.80%, 6/07/17	U.S.$	4,925	5,228,927
Resona Bank Ltd. 4.125%, 9/27/12(a)	EUR	3,755	4,247,416
Santander Issuances S.A Unipersonal Series 23 6.50%, 7/27/19		5,150	6,327,025
Union Bank NA 5.95%, 5/11/16	U.S.$	8,694	9,323,550
US Bank NA 6.30%, 2/04/14		4,585	5,198,106
VTB Capital SA 6.875%, 5/29/18(a)		2,936	3,024,080
Wachovia Bank NA 4.875%, 2/01/15		4,080	4,275,983
Wachovia Corp. 5.50%, 5/01/13		2,955	3,207,177

		Principal Amount (000)	U.S. $ Value
Wells Fargo & Co. 4.375%, 1/31/13	U.S.$	1,475	$1,559,329

			158,243,154

Finance - 0.7%
General Electric Capital Corp. 5.625%, 5/01/18		9,933	10,555,938
HSBC Finance Corp. 5.25%, 1/15/14		1,724	1,845,607
SLM Corp. 5.05%, 11/14/14		7,746	6,927,744

			19,329,289

Insurance - 3.9%
Aegon NV 4.75%, 6/01/13		1,460	1,531,721
Aetna, Inc. 6.75%, 12/15/37		9,786	11,078,339
Allstate Corp. (The) 6.125%, 5/15/37		12,550	11,059,688
American International Group, Inc. 4.25%, 5/15/13		9,460	9,128,900
CIGNA Corp. 5.125%, 6/15/20		2,185	2,274,190
Coventry Health Care, Inc.
5.95%, 3/15/17		2,175	2,077,525
6.125%, 1/15/15		835	852,628
6.30%, 8/15/14		6,765	7,141,465
Genworth Financial, Inc. 4.95%, 10/01/15		7,020	6,704,009
Guardian Life Insurance Co. of America 7.375%, 9/30/39(a)		2,650	2,931,711
Hartford Financial Services Group, Inc. 6.30%, 3/15/18		4,935	5,113,109
Humana, Inc. 7.20%, 6/15/18		8,240	9,198,147
Liberty Mutual Group, Inc. 5.75%, 3/15/14(a)		5,310	5,521,285
Lincoln National Corp. 8.75%, 7/01/19		2,958	3,625,289
Markel Corp. 7.125%, 9/30/19		2,166	2,376,314
Nationwide Mutual Insurance Co. 9.375%, 8/15/39(a)		4,645	5,444,679
Principal Financial Group, Inc. 7.875%, 5/15/14		3,660	4,232,442
Prudential Financial, Inc.
3.875%, 1/14/15		4,628	4,660,924
5.15%, 1/15/13		2,580	2,730,494
UnitedHealth Group, Inc. 6.00%, 2/15/18		1,565	1,745,003
WellPoint, Inc.
5.875%, 6/15/17		865	963,664
7.00%, 2/15/19		4,003	4,748,190
XL Capital Ltd. 5.25%, 9/15/14		1,421	1,454,004

			106,593,720

		Principal Amount (000)	U.S. $ Value
Other Finance - 0.3%
ORIX Corp. 4.71%, 4/27/15	U.S.$	7,601	$7,556,945
Red Arrow International Leasing PLC 8.375%, 6/30/12	RUB	50,743	1,412,447

			8,969,392

REITS - 0.3%
Duke Realty LP 6.75%, 3/15/20	U.S.$	2,135	2,242,875
Entertainment Properties Trust 7.75%, 7/15/20(a)		4,389	4,312,193
ERP Operating LP 5.25%, 9/15/14		2,115	2,262,866

			8,817,934

			301,953,489

Utility - 1.3%
Electric - 0.8%
Allegheny Energy Supply Co. LLC 5.75%, 10/15/19(a)		7,320	7,265,869
Nisource Finance Corp. 6.80%, 1/15/19		7,790	8,672,412
Oncor Electric Delivery Co. LLC 5.95%, 9/01/13		5,000	5,505,600
Teco Finance, Inc.
4.00%, 3/15/16		300	304,645
5.15%, 3/15/20		370	385,655
Union Electric Co. 6.70%, 2/01/19		2,019	2,346,997

			24,481,178

Natural Gas - 0.5%
DCP Midstream LLC
5.35%, 3/15/20(a)		1,515	1,549,027
9.75%, 3/15/19(a)		1,910	2,456,502
EQT Corp. 8.125%, 6/01/19		2,806	3,300,844
Sempra Energy 6.50%, 6/01/16		5,700	6,540,739

			13,847,112

			38,328,290

Non Corporate Sectors - 1.1%
Agencies - Not Government Guaranteed - 1.1%
Gaz Capital SA for Gazprom
6.212%, 11/22/16(a)		5,703	5,760,030
9.25%, 4/23/19(a)		7,081	8,143,150
Petrobras International Finance Co. 5.75%, 1/20/20		3,440	3,464,245
TransCapitalInvest Ltd. for OJSC AK Transneft
5.67%, 3/05/14(a)		6,980	7,119,600
7.70%, 8/07/13(a)		5,168	5,591,611

		Principal Amount (000)	U.S. $ Value
			30,078,636

Total Corporates - Investment Grades (cost $772,313,275)			811,094,560

GOVERNMENTS - SOVEREIGN AGENCIES - 9.2%
Australia - 0.3%
Suncorp-Metway Ltd. 4.00%, 1/16/14	GBP	5,594	$8,864,841

Canada - 7.1%
Canada Housing Trust No 1
2.70%, 12/15/13	CAD	28,200	26,849,007
2.95%, 3/15/15		76,000	72,251,937
3.15%, 6/15/14		53,050	51,132,416
3.15%, 6/15/15		49,150	47,109,759

			197,343,119

Germany - 0.8%
Kreditanstalt Fuer Wiederaufba 5.375%, 1/29/14	GBP	12,500	20,729,479

United Kingdom - 1.0%
Network Rail Infrastructure Finance PLC 4.875%, 11/27/15		8,622	14,241,581
West Bromwich Building Society 2.00%, 4/05/12		8,301	12,583,849

			26,825,430

Total Governments - Sovereign Agencies (cost $262,798,251)			253,762,869

CORPORATES - NON-INVESTMENT GRADES - 5.9%
Industrial - 4.1%
Basic - 1.3%
Evraz Group SA 8.875%, 4/24/13(a)	U.S.$	3,468	3,537,360
Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC 8.875%, 2/01/18		2,187	1,973,768
Lyondell Chemical Co. 11.00%, 5/01/18		373	400,409
Steel Capital SA for OAO Severstal 9.75%, 7/29/13(a)		5,485	5,882,662
United States Steel Corp. 6.05%, 6/01/17		8,280	7,866,000
Vedanta Resources PLC 8.75%, 1/15/14(a)		8,139	8,545,950
Weyerhaeuser Co. 7.375%, 3/15/32		8,345	8,244,101

			36,450,250

Capital Goods - 0.7%
Case New Holland, Inc. 7.875%, 12/01/17(a)		3,176	3,199,820
Masco Corp. 6.125%, 10/03/16		4,765	4,610,390

		Principal Amount (000)	U.S. $ Value
Mohawk Industries, Inc. 6.875%, 1/15/16	U.S.$	10,340	$10,520,950

			18,331,160

Communications - Media - 0.1%
CCO Holdings LLC / CCO Holdings Capital Corp.
7.875%, 4/30/18(a)		698	701,490
8.125%, 4/30/20(a)		230	235,175
Interpublic Group of Cos., Inc. (The) 6.25%, 11/15/14		2,733	2,746,665

			3,683,330

Communications - Telecommunications - 0.2%
Cricket Communications, Inc. 7.75%, 5/15/16		670	683,400
VIP Finance Ireland Ltd. for OJSC Vimpel Communications 8.375%, 4/30/13(a)		5,450	5,749,750

			6,433,150

Consumer Cyclical - Other - 0.8%
Sheraton Holding Corp. 7.375%, 11/15/15		3,830	4,040,650
Starwood Hotels & Resorts Worldwide, Inc. 6.25%, 2/15/13		4,479	4,646,963
Wyndham Worldwide Corp. 6.00%, 12/01/16		9,108	8,836,308
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 6.625%, 12/01/14(b)		4,100	4,110,250

			21,634,171

Consumer Cyclical - Retailers - 0.6%
JC Penney Co., Inc. 5.65%, 6/01/20		5,455	5,332,262
Limited Brands, Inc.
6.90%, 7/15/17		5,968	5,982,920
7.60%, 7/15/37		4,675	4,277,625

			15,592,807

Consumer Non-Cyclical - 0.3%
HCA, Inc. 8.50%, 4/15/19		365	386,900
Mylan, Inc.
7.625%, 7/15/17(a)		385	392,700
7.875%, 7/15/20(a)		2,333	2,379,660
Universal Health Services, Inc. 7.125%, 6/30/16		4,365	4,429,349

			7,588,609

Energy - 0.1%
Tesoro Corp. 6.50%, 6/01/17		2,367	2,165,805

		Principal Amount (000)	U.S. $ Value
Technology - 0.0%
Freescale Semiconductor, Inc. 9.25%, 4/15/18(a)	U.S.$	515	$508,563

			112,387,845

Financial Institutions - 1.3%
Banking - 0.8%
Commerzbank Capital Funding Trust I 5.012%, 4/12/16(d)	EUR	2,200	1,398,940
LBG Capital No.1 PLC 8.00%, 6/15/20(a)	U.S.$	4,145	3,212,375
Mizuho Capital Investment EUR 1 Ltd. 5.02%, 6/30/11	EUR	6,450	7,414,139
NB Capital Trust IV 8.25%, 4/15/27	U.S.$	4,509	4,396,275
RBS Capital Trust A 6.467%, 6/30/12	EUR	2,770	1,778,330
Royal Bank of Scotland Group PLC 7.648%, 9/30/31	U.S.$	7,768	5,826,000

			24,026,059

Insurance - 0.3%
American International Group, Inc. 6.25%, 3/15/37		9,015	6,130,200
Liberty Mutual Group, Inc. 7.80%, 3/15/37(a)		2,857	2,342,740

			8,472,940

Other Finance - 0.2%
DTEK Finance BV 9.50%, 4/28/15(a)		4,981	4,707,045

			37,206,044

Utility - 0.5%
Electric - 0.5%
CMS Energy Corp. 8.75%, 6/15/19		3,338	3,685,449
Edison Mission Energy 7.00%, 5/15/17		4,275	2,736,000
NRG Energy, Inc. 7.375%, 2/01/16-1/15/17		8,240	8,178,200

			14,599,649

Total Corporates - Non-Investment Grades (cost $174,159,265)			164,193,538

COVERED BONDS - 2.9%
Abbey National Treasury Services PLC/London 4.25%, 4/12/21	EUR	8,100	9,779,478
BNP Paribas Home Loan 3.00%, 7/23/13		10,000	12,616,926
Cie Financement Foncier 4.25%, 1/29/14		6,025	7,912,135
Compagnie De Financement Foncier 4.125%, 10/25/17		10,000	13,032,144

		Principal Amount (000)	U.S. $ Value
Danske Bank A/S 4.125%, 11/26/19	EUR	2,350	$3,027,334
Dexia Kommunalbank Deutschland AG 3.50%, 6/05/14		10,000	12,925,977
HBOS Treasury Services PLC 4.75%, 6/08/22		16,000	19,947,051

Total Covered Bonds (cost $88,660,153)			79,241,045

COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.3%
Non-Agency Fixed Rate CMBS - 2.3%
Banc of America Commercial Mortgage, Inc. Series 2007-5, Class A4 5.492%, 2/10/51	U.S.$	13,875	14,039,243
Commercial Mortgage Pass Through Certificates Series 2006-C8, Class A4 5.306%, 12/10/46		2,585	2,521,630
Credit Suisse Mortgage Capital Certificates Series 2006-C5, Class A3 5.311%, 12/15/39		10,910	10,795,585
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2007-C1, Class A4 5.716%, 2/15/51		5,614	5,530,270
Merrill Lynch Mortgage Trust Series 2008-C1, Class A4 5.69%, 2/12/51		6,460	6,508,351
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2007-9, Class A4 5.70%, 9/12/49		5,650	5,625,748
Morgan Stanley Capital I
Series 2006-IQ12, Class A4
5.332%, 12/15/43		10,000	10,235,806
Series 2007-HQ13, Class A3
5.569%, 12/15/44		8,110	7,541,761
Series 2007-IQ13, Class A4
5.364%, 3/15/44		1,640	1,614,353

Total Commercial Mortgage-Backed Securities (cost $63,285,905)			64,412,747

QUASI-SOVEREIGNS - 2.1%
Quasi-Sovereign Bonds - 2.1%
Chile - 0.2%
Corp Nacional del Cobre de Chile 6.15%, 10/24/36(a)		6,110	6,690,658

Kazakhstan - 0.9%
KazMunaiGaz Finance Sub BV
8.375%, 7/02/13(a)		10,885	11,674,163
9.125%, 7/02/18(a) (b)		11,100	12,737,250

			24,411,413

		Principal Amount (000)	U.S. $ Value
Malaysia - 0.2%
Petronas Capital Ltd. 5.25%, 8/12/19(a)	U.S.$	5,900	$6,205,537

Russia - 0.8%
RSHB Capital SA for OJSC Russian Agricultural Bank
6.299%, 5/15/17(a)		5,518	5,476,615
7.75%, 5/29/18(a)		15,732	16,793,910

			22,270,525

Total Quasi-Sovereigns (cost $49,528,737)			59,578,133

BANK LOANS - 1.5%
Industrial - 1.3%
Basic - 0.1%
Hexion Specialty Chemicals, Inc. 4.31%, 5/05/15(c)		585	529,375
Huntsman International LLC 2.08%-2.18%, 4/19/14(c)		837	773,306
Ineos US Finance LLC
7.50%, 12/16/13(c)		606	580,489
8.00%, 12/16/14(c)		693	663,603
John Maneely Company 3.55%, 12/09/13(c)		649	610,333

			3,157,106

Capital Goods - 0.1%
Graham Packaging Company, L.P. 6.75%, 4/05/14(c)		1,534	1,536,842
Graphic Packaging International, Inc. 3.04%-3.28%, 5/16/14(c)		1,302	1,255,796
Hawker Beechcraft Acquisition Company LLC
2.35%-2.53%, 3/26/14(c)		281	226,674
2.53%, 3/26/14(c)		17	13,517
Manitowoc Company Inc., The 7.50%, 11/06/14(c)		365	362,639

			3,395,468

Communications - Media - 0.3%
Cengage Learning Acquisitions, Inc. (Thomson Learning) 3.03%, 7/03/14(c)		1,703	1,467,698
Charter Communications Operating, LLC 2.35%, 3/06/14(c)		1,943	1,799,523
Clear Channel Communications, Inc. 4.00%, 1/29/16(c)		423	322,485
Getty Images, Inc. 6.25%, 7/02/15(c)		463	463,343
Nielsen Finance LLC 2.35%, 8/09/13(c)		426	400,677
SuperMedia Inc. (fka Idearc Inc.) 11.00%, 12/31/15(c)		337	288,356

		Principal Amount (000)	U.S. $ Value
Univision Communications Inc. 2.60%, 9/29/14(c)	U.S.$	1,739	$1,447,927
WideOpenWest Finance , LLC 2.79%-4.75%, 6/30/14(c)		978	886,146

			7,076,155

Communications - Telecommunications - 0.1%
Level 3 Financing, Inc. 2.55%, 3/13/14(c)		1,462	1,296,722

Consumer Cyclical - Automotive - 0.1%
Ford Motor Company 3.31%-3.35%, 12/15/13(c)		1,447	1,365,448

Consumer Cyclical - Entertainment - 0.0%
Metro-Goldwyn-Mayer Inc. 20.50%, 4/09/12(d)		753	338,946

Consumer Cyclical - Other - 0.1%
Hanesbrands Inc. 5.25%, 12/10/15(c)		921	922,069
Harrah’s Operating Company, Inc. 3.32%-3.53%, 1/28/15(c)		1,599	1,328,569
Las Vegas Sands, LLC 2.10%, 5/23/14(c)		1,354	1,196,250

			3,446,888

Consumer Cyclical - Retailers - 0.1%
Neiman Marcus Group Inc., The 2.35%-2.54%, 4/06/13(c)		1,216	1,136,243

Consumer Non-Cyclical - 0.1%
Amscan Holdings, Inc. 2.79%-4.50%, 5/27/13(c)		1,379	1,306,580
CHS/ Community Health Systems, Inc. 2.79%, 7/25/14(c)		611	568,445
HCA Inc. 2.78%, 11/18/13(c)		429	403,723

			2,278,748

Energy - 0.1%
Ashmore Energy International
3.29%, 3/30/12(c)		287	266,129
3.53%, 3/30/14(c)		1,987	1,842,626

			2,108,755

Other Industrial - 0.0%
Swift Transportation Co., Inc. 8.25%, 5/12/14(c)		338	312,607

Services - 0.1%
Sabre Inc. 2.34%-2.35%, 9/30/14(c)		1,412	1,253,029
ServiceMaster Company, The 2.85%, 7/24/14(c)		1,385	1,264,224

		Principal Amount (000)	U.S. $ Value
West Corporation 2.68%-2.81%, 10/24/13(c)	U.S.$	1,458	$1,354,725

			3,871,978

Technology - 0.1%
Avaya Inc. 3.26%, 10/24/14(c)		246	209,838
CITGO Petroleum Corp. 6/24/17(e)		1,500	1,490,940
Dresser, Inc. 2.70%, 5/04/14(c)		969	885,681
First Data Corp. 3.10%, 9/24/14(c)		719	603,750
SunGard Data Systems Inc. (Solar Capital Corp.)
2.10%, 2/28/14(c)		41	38,942
4.00%-4.06%, 2/28/16(c)		674	642,826

			3,871,977

Transportation - Airlines - 0.0%
Delta Air Lines, Inc. 3.55%, 4/30/14(c)		988	879,506

			34,536,547

Utility - 0.1%
Electric - 0.1%
FirstLight Power Resources, Inc. (fka NE Energy, Inc.)
3.06%, 11/01/13(c)		662	610,487
5.06%, 5/01/14(c)		1,750	1,561,875
Texas Competitive Electric Holdings Company, LLC (TXU) 3.85%-4.07%, 10/10/14(c)		2,440	1,797,125

			3,969,487

Financial Institutions - 0.1%
Finance - 0.1%
CIT Group, Inc. 13.00%, 1/20/12(c)		2,539	2,620,143

Insurance - 0.0%
Asurion Corporation 3.35%-3.42%, 7/03/14(c)		1,092	1,029,946

			3,650,089

Total Bank Loans (cost $41,992,817)			42,156,123

GOVERNMENTS - SOVEREIGN BONDS - 1.0%
Croatia - 0.2%
Republic of Croatia 6.75%, 11/05/19(a)		4,710	4,930,654

		Principal Amount (000)	U.S. $ Value
Lithuania - 0.2%
Republic of Lithuania 6.75%, 1/15/15(a)	U.S.$	5,498	$5,762,069

Poland - 0.2%
Poland Government International Bond
4.675%, 10/15/19	EUR	2,050	2,493,055
6.375%, 7/15/19	U.S.$	2,910	3,157,350

			5,650,405

Russia - 0.4%
Russian Federation 7.50%, 3/31/30(a)		9,476	10,682,295

Total Governments - Sovereign Bonds (cost $26,190,088)			27,025,423

ASSET-BACKED SECURITY - 0.9%
Credit Cards - Floating Rate - 0.9%
Citibank Omni Master Trust Series 2009-A14A, Class A14 3.10%, 8/15/18(a) (c) + (cost $23,000,000)		23,000	23,984,963

SUPRANATIONALS - 0.6%
Inter-American Development Bank Series RG 9.75%, 5/15/15 (cost $16,412,795)	GBP	7,757	15,376,445

EMERGING MARKETS - SOVEREIGNS - 0.2%
Republic of Indonesia 7.75%, 1/17/38(a) (cost $5,343,531)	U.S.$	5,568	6,570,240

LOCAL GOVERNMENTS - PROVINCIAL BONDS - 0.2%
Province of Quebec Canada 4.25%, 2/27/13	EUR	3,525	4,584,581
Province of Ontario Canada 4.25%, 12/11/13		925	1,209,966

Total Local Governments - Provincial Bonds (cost $6,349,442)			5,794,547

LOCAL GOVERNMENTS - MUNICIPAL BONDS - 0.2%
United States - 0.2%
State of California 7.95%, 3/01/36 (cost $5,005,792)	U.S.$	4,985	5,236,194

EMERGING MARKETS - CORPORATE BONDS - 0.1%
Industrial - 0.1%
Energy - 0.1%
Ecopetrol SA 7.625%, 7/23/19 (cost $2,952,649)		2,962	3,354,465

		Principal Amount (000)	U.S. $ Value
CMOs - 0.1%
Non-Agency Fixed Rate - 0.1%
Merrill Lynch Mortgage Investors, Inc. Series 2005-A9, Class 2A1A 5.108%, 12/25/35 (cost $2,744,988)	U.S.$	2,944	$2,713,530

		Shares
PREFERRED STOCKS - 0.0%
Non Corporate Sectors - 0.0%
Agencies - Government Sponsored - 0.0%
Federal National Mortgage Association 8.25% (f) (cost $2,673,750)		106,950	36,363

SHORT-TERM INVESTMENTS - 1.6%
Investment Companies - 1.6%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.17%(g) (cost $45,176,144)		45,176,144	45,176,144

Total Investments - 101.3% (cost $2,817,548,940)(h)			2,810,330,282
Other assets less liabilities - (1.3)%			(36,892,119)

Net Assets - 100.0%			$2,773,438,163

FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at June 30, 2010	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Euro-Bobl Future	789	September 2010	$115,962,753	$116,657,430	$694,677
Japan 10 Yr Bond Future	55	September 2010	87,462,535	88,121,925	659,390
US 5 Yr Note Future	2,335	September 2010	273,249,733	276,350,893	3,101,160
Sold Contracts
US Long Bond Future	1,716	September 2010	213,682,223	218,790,000	(5,107,777)

					$(652,550)

FORWARD CURRENCY EXCHANGE CONTRACTS

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at June 30, 2010	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
Canadian Dollar settling 7/22/10	26,529	$25,661,025	$24,917,094	$(743,931)
Euro settling 8/25/10	2,864	3,525,408	3,503,019	(22,389)

Malaysian Ringgit settling 7/29/10	42,458	$13,208,363	$13,097,766	$(110,597)
Norwegian Krone settling 9/02/10	504,452	78,324,365	77,265,155	(1,059,210)
South Korean Won settling 7/29/10	8,066,679	6,625,609	6,595,094	(30,515)
South Korean Won settling 7/29/10	59,060,986	52,962,369	48,286,632	(4,675,737)
Sale Contracts:
Australian Dollar settling 8/26/10	21,783	18,616,016	18,214,718	401,298
British Pound settling 7/26/10	6,811	9,996,092	10,176,587	(180,495)
British Pound settling 7/26/10	13,561	20,060,919	20,261,618	(200,699)
British Pound settling 7/26/10	138,217	199,324,256	206,505,918	(7,181,662)
Canadian Dollar settling 7/22/10	269,918	261,320,993	253,519,304	7,801,689
Canadian Dollar settling 7/22/10	28,147	27,464,955	26,437,076	1,027,879
Canadian Dollar settling 7/22/10	27,321	26,649,536	25,661,435	988,101
Canadian Dollar settling 7/22/10	21,093	20,744,936	19,811,898	933,038
Euro settling 8/25/10	617,280	759,174,536	755,056,164	4,118,372
Euro settling 8/25/10	11,652	14,395,365	14,253,185	142,180
Euro settling 8/25/10	7,804	9,560,759	9,545,683	15,076
Japanese Yen settling 7/15/10	6,127,095	65,813,390	69,313,491	(3,500,101)
New Zealand Dollar settling 7/29/10	7,304	4,949,333	5,000,456	(51,123)
Swedish Krona settling 8/16/10	303,770	38,085,493	38,957,454	(871,961)

REVERSE REPURCHASE AGREEMENTS

Broker	Interest Rate	Maturity	U.S. $ Value at June 30, 2010
Barclays Capital Inc.	0.00%	12/31/10	$2,388,000
Chase Manhattan Bank NA	(0.20)%*	12/31/10	5,759,744
Chase Manhattan Bank NA	(0.10)%*	12/31/10	5,228,288
HSBC Securities New York	0.23%	7/07/10	39,236,755
ING Bank Amsterdam	(0.05)%*	12/31/10	1,029,493
ING Bank Amsterdam	0.00%	12/31/10	686,108
ING Bank Amsterdam	0.00%	12/31/10	1,175,000

			$55,503,388

*	Interest payment due from counterparty.
(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2010, the aggregate market value of these securities amounted to $344,871,310 or 12.4% of net assets.
(b)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements. The aggregate market value of these securities amounted to $55,411,323.
(c)	Floating Rate Security. Stated interest rate was in effect at June 30, 2010.
(d)	Security is in default and is non-income producing.
(e)	This position or a portion of this position represents an unsettled loan purchase. At June 30, 2010, the market value and unrealized gain of these unsettled loan purchases amounted to $1,490,940 and $20,940, respectively. The coupon rate will be determined at the time of settlement and will be based upon the London-Interbank Offered Rate (“LIBOR”) plus a premium which was determined at the time of purchase.
(f)	Non-income producing security.
(g)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(h)	As of June 30, 2010, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $94,847,386 and gross unrealized depreciation of investments was $(102,066,044), resulting in net unrealized depreciation of $(7,218,658).
+	Position, or a portion thereof, has been segregated to meet the collateral requirements of the Term Asset-Backed Securities Loan Facility (“TALF”) program administered by the Federal Reserve Bank of New York. The aggregate market value of these securities amounted to $23,984,963.

The fund currently owns investments collateralized by subprime mortgage loans. Subprime loans are offered to homeowners who do not have a history of debt or who have had problems meeting their debt obligations. Because repayment is less certain, subprime borrowers pay a higher rate of interest than prime borrowers. As of June 30, 2010, the fund’s total exposure to subprime investments was 0.10% of net assets. These investments are valued in accordance with the fund’s Valuation Policies.

Currency Abbreviations

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
COP	-	Colombian Peso
EUR	-	Euro
GBP	-	Pound Sterling
NZD	-	New Zealand Dollar
RUB	-	Russian Ruble
SEK	-	Swedish Krona

Glossary:

CMBS	-	Commercial Mortgage-Backed Securities
CMOs	-	Collateralized Mortgage Obligations
LP	-	Limited Partnership
OJSC	-	Open Joint Stock Company
REIT	-	Real Estate Investment Trust

AllianceBernstein Global Bond Fund

Portfolio Summary

June 30, 2010 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($mil): $2,773.4

COUNTRY BREAKDOWN *

40.9%	United States
12.0%	Canada
9.9%	United Kingdom
8.0%	Netherlands
6.4%	Germany
3.1%	Australia
2.8%	Russia
2.1%	Austria
1.9%	France
1.8%	Sweden
1.8%	Belgium
1.3%	Brazil
0.9%	Kazakhstan
5.5%	Other
1.6%	Short-Term

100.0%	Total Investments

*	All data are as of June 30, 2010. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 0.9% or less in the following countries: Chile, Columbia, Croatia, Denmark, Hong Kong, India, Indonesia, Italy, Japan, Lithuania, Luxembourg, Malaysia, Mexico, New Zealand, Poland, South Africa, Spain, Supranational, Switzerland and Ukraine.

AllianceBernstein Global Bond Fund

June 30, 2010 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2010:

Investments in Securities	Level 1			Level 2		Level 3			Total
Governments - Treasuries	$	– 0	–	$1,200,622,953		$	– 0	–	$1,200,622,953
Corporates - Investment Grades		– 0	–	790,770,605			20,323,955		811,094,560
Governments - Sovereign Agencies		– 0	–	253,762,869			– 0	–	253,762,869
Corporates - Non-Investment Grades		– 0	–	164,193,538			– 0	–	164,193,538
Covered Bonds		– 0	–	79,241,045			– 0	–	79,241,045
Commercial Mortgage-Backed Securities		– 0	–	35,591,642			28,821,105		64,412,747
Quasi-Sovereigns		– 0	–	59,578,133			– 0	–	59,578,133
Bank Loans		– 0	–	– 0	–		42,156,123		42,156,123
Governments - Sovereign Bonds		– 0	–	27,025,423			– 0	–	27,025,423
Asset-Backed Securities		– 0	–	– 0	–		23,984,963		23,984,963
Supranationals		– 0	–	15,376,445			– 0	–	15,376,445
Emerging Markets - Sovereigns		– 0	–	6,570,240			– 0	–	6,570,240
Local Governments - Provincial Bonds		– 0	–	5,794,547			– 0	–	5,794,547
Local Governments - Municipal Bonds		– 0	–	5,236,194			– 0	–	5,236,194
Emerging Markets - Corporate Bonds		– 0	–	3,354,465			– 0	–	3,354,465
CMOs		– 0	–	– 0	–		2,713,530		2,713,530
Preferred Stocks		36,363		– 0	–		– 0	–	36,363
Short-Term Investments		45,176,144		– 0	–		– 0	–	45,176,144

Total Investments in Securities		45,212,507		2,647,118,099			117,999,676		2,810,330,282
Other Financial Instruments*:
Assets		4,455,227		15,427,633			– 0	–	19,882,860
Liabilities		(5,107,777)		(18,628,420)			– 0	–	(23,736,197)
TALF Loans		– 0	–	– 0	–		(20,700,000)		(20,700,000)

Total		$44,559,957		$2,643,917,312			$97,299,676		$2,785,776,945

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Governments - Treasuries			Corporates - Investment Grades		Governments - Sovereign Agencies			Corporates - Non Investment Grades
Balance as of 9/30/09		$54,422,887		$51,623,348			$13,446,282		$19,659,598
Accrued discounts/premiums		10,804		(126,280)			(16,837)		(256)
Realized gain (loss)		12,146,694		(199,848)			1,497,129
Change in unrealized appreciation/depreciation		(10,254,274)		2,024,735			(2,020,629)		905,921
Net purchases (sales)		(43,279,414)		(3,669,781)			(12,905,945)		– 0	–
Net transfers in and/or out of Level 3		(13,046,697)		(29,328,219)			– 0	–	(20,565,263)

Balance as of 6/30/10	$	– 0	–	$20,323,955		$	– 0	–	$ – 0	–

Net change in unrealized appreciation/depreciation from investments held as of 6/30/10	$	– 0	–	$535,402		$	– 0	–	$ – 0	–

	Covered Bonds			Commercial Mortgage-Backed Securities		Quasi - Sovereigns			Bank Loans
Balance as of 9/30/09		$8,018,191		$6,692,804			$45,819,125		$51,816,082
Accrued discounts/premiums		7,454		(842)			243,450		(3,158,347)
Realized gain (loss)		(1,267,971)		– 0	–		(2,979,750)		(158,541)
Change in unrealized appreciation/depreciation		55,058		849,799			4,245,160		367,620
Net purchases (sales)		(6,812,732)		– 0	–		(13,383,298)		(6,710,691)
Net transfers in and/or out of Level 3		– 0	–	21,279,344			(33,944,687)		– 0	–

Balance as of 6/30/10	$	– 0	–	$28,821,105		$	– 0	–	$42,156,123

Net change in unrealized appreciation/depreciation from investments held as of 6/30/10	$	– 0	–	$1,264,872		$	– 0	–	$(298,861)

	Governments - Sovereign Bonds			Asset-Backed Securities		Emerging Markets - Sovereigns			CMOs
Balance as of 9/30/09		$20,805,960		– 0	–		$6,180,480		$4,415,160
Accrued discounts/premiums		1,492		– 0	–		2,563		(1,162,237)
Realized gain (loss)		1,772,578		– 0	–		– 0	–	37,977
Change in unrealized appreciation/depreciation		(1,896,395)		– 0	–		387,197		(32,067)
Net purchases (sales)		(17,526,285)		– 0	–		– 0	–	(545,303)
Net transfers in and/or out of Level 3		(3,157,350)		23,984,963			(6,570,240)		– 0	–

Balance as of 6/30/10	$	– 0	–	$23,984,963		$	– 0	–	$2,713,530

Net change in unrealized appreciation/depreciation from investments held as of 6/30/10	$	– 0	–	$984,964		$	– 0	–	$(32,067)

	Emerging Markets - Corporate Bonds			Emerging Markets - Treasuries			Local Government - Regional Bonds			TALF Loans
Balance as of 9/30/09		$3,350,781			$43,541,156			$2,629,128			$(120,728,731)
Accrued discounts/premiums		– 0	–		2,424,320			2,279			– 0	–
Realized gain (loss)		– 0	–		(8,427,425)			524,845			– 0	–
Change in unrealized appreciation/depreciation		– 0	–		(9,159,209)			(216,340)			– 0	–
Net purchases (sales)		186,579			(28,378,842)			(2,939,912)			100,028,731
Net transfers in and/or out of Level 3		(3,537,360)			– 0	–		– 0	–		– 0	–

Balance as of 6/30/10	$	– 0	–	$	– 0	–	$	– 0	–		$(20,700,000)

Net change in unrealized appreciation/depreciation from investments held as of 6/30/10	$	– 0	–	$	– 0	–	$	– 0	–	$	– 0	–

	Total
Balance as of 9/30/09		$211,692,251
Accrued discounts/premiums		(1,772,437)
Realized gain (loss)		2,945,688
Change in unrealized appreciation/depreciation		(14,743,424)
Net purchases (sales)		(35,936,893)
Net transfers in and/or out of Level 3		(64,885,509)

Balance as of 6/30/10		$97,299,676

Net change in unrealized appreciation/depreciation from investments held as of 6/30/10		$2,454,310

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AllianceBernstein Global Bond Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	August 20, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	August 20, 2010

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	August 20, 2010